OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

(a)	As of June 30, 2023, and December 31, 2022, other current assets consist of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Advances to unrelated parties (i)	$1,169,497	$837,041
Advances to a related party	233,953	246,080
Advances to employees	45,868	309,911
Other current assets	116,517	161,456
	$1,565,835	$1,554,488

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

SCHEDULE OF OTHER NON-CURRENT ASSETS

(b)	As of June 30, 2023 and December 31, 2022, Other assets, non-current consist of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Other assets, non-current, net	$1,240,191	$1,775,540
	$1,240,191	$1,775,540